Earnings per share - Summary of Calculation of Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and diluted - Continued operation
Profit or loss attributable to holders of common share of the Company used in the calculation of basic earnings per share	R$ (9,722,125)	R$ (9,608,882)	R$ 1,078,737
Diluting effect of the share-based plan of subsidiaries	(201)		(814)
Profit or loss attributable to holders of common share of the Company used in the calculation of diluted earnings per share	R$ (9,722,326)	R$ (9,608,882)	R$ 1,077,923
Weighted average of the number of common shares in circulation – basic (in thousands of shares)
Basic	2,498,037,000	1,862,704,000	1,867,005,000
Diluted share-based payment plan			7,341,000
Share repurchases	(27,762,353)	(257,000)
Diluted	2,470,275,000	1,862,447,000	1,874,346,000
(Loss) earnings per share
Basic	R$ (3.89)	R$ (5.16)	R$ 0.58
Diluted	(3.94)	R$ (5.16)	R$ 0.58
Basic and diluted - Discontinued operation
Profit or loss attributable to the Company's common stockholders used in the calculation of diluted earnings per share		R$ 185,087	R$ 15,654
Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic		1,862,704,000	1,867,005,000
Diluted share-based payment plan		7,354,000	7,341,000
Diluted		1,870,058,000	1,874,346,000
Earnings per share
Basic		R$ 0.1	R$ 0.01
Diluted		R$ 0.1	R$ 0.01